DEBT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Sep. 30, 2013
DEBT AND MORTGAGE-BACKED SECURITIES
DEBT AND MORTGAGE-BACKED SECURITIES

3.              DEBT AND MORTGAGE-BACKED SECURITIES

The amortized cost and estimated fair value of debt and mortgage-backed securities held to maturity and available for sale at September 30, 2013 and September 30, 2012 are summarized as follows:

	September 30, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$63,961	$2,250	$—	$66,211
Fannie Mae	4,225,929	240,972	—	4,466,901
Total	4,289,890	243,222	—	4,533,112

Collateralized mortgage obligations:
Freddie Mac	4,206	41	—	4,247

Total held to maturity	$4,294,096	$243,263	$—	$4,537,359

Weighted average yield at end of year	3.72%

AVAILABLE FOR SALE:
Debt obligations of U.S. Treasury	$9,038,947	$3,240	$—	$9,042,187
Debt obligations of government-sponsored entities	29,698,954	5,059	(55,302)	29,648,711
Mortgage-backed securities:
Ginnie Mae	220,126	5,809	—	225,935
Total available for sale	$38,958,027	$14,108	$(55,302)	$38,916,833

Weighted average yield at end of year	0.32%

	September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Ginnie Mae	$89,752	$13,085	$—	$102,837
Fannie Mae	5,562,187	426,125	—	5,988,312
Total	5,651,939	439,210	—	6,091,149

Collateralized mortgage obligations:
Freddie Mac	5,024	54	—	5,078

Total held to maturity	$5,656,963	$439,264	$—	$6,096,227

Weighted average yield at end of year	3.76%

AVAILABLE FOR SALE:
Debt obligations of government-sponsored entities	$21,594,679	$4,705	$(4,289)	$21,595,095
Mortgage-backed securities:
Ginnie Mae	292,101	34,221	—	326,322
Total available for sale	$21,886,780	$38,926	$(4,289)	$21,921,417

Weighted average yield at end of year	0.46%

As of September 30, 2013 and 2012, the Company had no debt or mortgage-backed securities that were in a continuous loss position for twelve months or more and thus, based on the existing facts and circumstances, no other-than-temporary impairment exists.

Debt and mortgage-backed securities with carrying values totaling approximately $42.7 million and $27.3 million at September 30, 2013 and 2012, respectively, were pledged to secure deposits of public entities, trust funds, retail repurchase agreements and for other purposes as required by law.

The amortized cost and fair values of held-to-maturity and available-for-sale debt and mortgage-backed securities at September 30, 2013, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$—	$—	$25,372,454	$25,372,477
Over one through five years	63,961	66,211	11,890,447	11,873,712
Over five through ten years	205,275	210,220	1,574,683	1,550,201
Over ten years	4,024,860	4,260,928	120,443	120,443
Tota1	$4,294,096	$4,537,359	$38,958,027	$38,916,833

Actual maturities of mortgage-backed securities may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments.

There were no proceeds from sales of available-for-sale securities during the years ended September 30, 2013, 2012 and 2011.